Loans and financing	12 Months Ended
Dec. 31, 2021
Loans And Financing
Loans and financing

16.	Loans and financing

The breakdown of and changes in short and long-term loans and financing are as follows:

			2020										2021
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and premium	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	10/2024	14.06%	440,918	146,170	587,088	574,572	-	(28,333)	60,174	(36,048)	-	7,315	1,164,768	109,519	1,055,249
Working capital - Lines of credit (b)	10/2025	15.47%	239,615	17,275	256,890	40,000	-	(237,588)	17,964	(19,270)	-	-	57,996	48,239	9,757

Foreign currency contracts
Secured funding (c)	06/2021	9.50%	484,113	-	484,113	-	-	(499,663)	17,000	(17,745)	16,295	-	-	-	-
Import financing (d)	07/2022	7.77%	783,659	-	783,659	-	-	(699,899)	27,701	(32,451)	59,024	-	138,034	138,034	-
Financing with Ex-lm Bank collateral (e)	12/2022	2.73%	194,786	49,958	244,744	-	-	(157,641)	2,653	(2,904)	8,132	4,412	99,396	99,396	-
ESN 2024 (f) (1)	07/2024	3.75%	37,960	1,896,854	1,934,814	-	(186,804)	-	200,401	(84,449)	123,690	575	1,988,227	40,764	1,947,463
Spare engine facility (g)	09/2024	2.44%	22,771	197,009	219,780	-	-	(86,020)	5,447	(5,374)	15,642	282	149,757	24,651	125,106
Senior notes 2025 (h)	01/2025	7.00%	98,521	3,340,316	3,438,837	-	-	-	245,419	(241,093)	252,421	9,194	3,704,778	105,797	3,598,981
Senior secured notes 2026 (i)	06/2026	8.00%	1,848	953,802	955,650	2,267,646	-	-	184,034	(184,906)	201,439	28,114	3,451,977	-	3,451,977
Loan facility (j)	03/2028	4.11%	32,566	233,135	265,701	-	-	(22,701)	12,559	(7,584)	20,281	255	268,511	50,471	218,040
Perpetual bonds (k) (2)	-	8.75%	16,522	789,168	805,690	10,952	-	-	72,592	(72,585)	59,937	-	876,586	17,743	858,843
Total			2,353,279	7,623,687	9,976,966	2,893,170	(186,804)	(1,731,845)	845,944	(704,409)	756,861	50,147	11,900,030	634,614	11,265,416

(1)	Exchangeable Senior Notes see Note 31.2.

(2)	On December 31, 2020, includes the removal of related parties, considering the securities issued by Gol Finance, held by GLA, totaling R$10,609. These securities were resold, so there is no elimination in the fiscal year ended December 31, 2021.

(a)	The debentures total R$1.2 billion, considering the following issues: (i) 7th issue: 88,750 bonds by the subsidiary GLA in October 2018, for the early full settlement of the 6th issue; and (ii) 8th issue: 610,217 bonds by the subsidiary GLA in October 2021 to refinance short-term debt. Both issues have an interest rate of CDI+4.5% p.a. The debentures have personal guarantees from the Company and a real guarantee provided by GLA as a fiduciary assignment of certain credit card receivables, preserving the rights to prepay the receivables of these guarantees.
(b)	Issuance of transactions with the purpose maintaining and managing the Company's working capital.
(c)	Backed financing raised by the subsidiary Gol Finance in August 2020, from Delta Airlines, backed by Smiles’ shares and other assets, fully settled in 2021.
(d)	Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a.
(e)	Financing to perform engine maintenance with Ex-Im Bank guarantee, including 4 operations, 3 with maturities in 2021, duly liquidated, and 1 with maturity in 2022.
(f)	Issuance of Exchangeable Senior Notes (“ESN”), by the subsidiary Gol Finance, in March, April and July 2019, totaling US$425 million due in 2024, with holders entitled to exchange them for the Company’s American Depositary Shares ("ADSs").
(g)	Loan backed by the Company's own engines, with maturity in 2024.
(h)	Issuance of Senior Notes 2025 by the subsidiary Gol Finance in December 2017 and February 2018 to buyback Senior Notes and for overall purposes of the Company.
(i)	Issuance of Secured Senior Notes 2026 by the subsidiary Gol Finance in December 2020, May and September 2021, totaling US$650 million due in 2026.
(j)	Loans with a guarantee of 5 engines in total, carried out in June 2018. The contracted rates vary between Libor 6m + 2.35% p.a. up to Libor 6m + 4.25% p.a.
(k)	Issuance of Perpetual Notes by the subsidiary Gol Finance in April 2006 to finance the aircraft’s acquisition.

Total loans and financing of the consolidated included funding costs and premiums totaling R$250,393 (R$231,421 on December 31, 2020) that will be amortized over the life of their loans and financing. The total also includes the fair value of the derivative financial instrument, referring to the convertibility of the ESN, totaling R$162,568 on December 31, 2021 (R$346,030 on December 31, 2020).

16.1.	New loans and financing contracted during the year ended on December 31, 2021

The renegotiations detailed below were evaluated under IFRS 9 - “Financial Instruments” and did not meet the definitions to derecognize the liabilities (with the original financial liability extinguished and a new financial liability recognized).

16.1.1.	Debentures

16.1.1.1. 7th issuance

On March 26, 2021, the Annual Debenture Holders' Meeting decided to postpone the payment of the Third Series with maturity on March 28, 2021, to April 7, 2021, totaling R$147,913, and suspend the early maturity of the installment of the First Series, also maturing on March 28, 2021, and also totaling R$147,920.

On April 6, 2021, a Meeting of Debenture Holders was held, resolving on transferring part of the First Series that matured in March 2021 to the Third Series, besides postponing the maturity of the Third Series from April 7, 2021 to May 12 2021 with a new compensation of CDI + 4.90%, totaling R$295,833.

On May 11, 2021, a Meeting of Debenture Holders was held to change the maturity of the Third Series from May 12, 2021 to June 26, 2021.

On June 25, 2021, a Meeting of Debenture Holders was held, which resolved to change the maturity of the Third Series from June 26, 2021 to August 10, 2021.

On August 9, 2021, a Meeting of Debenture Holders was held, which resolved to change the maturity of the Third Series from August 10, 2021 to August 25, 2021.

On August 24, 2021, a Meeting of Debenture Holders was held, which resolved to change the maturity of the Third Series from August 25, 2021 to September 28, 2021.

On September 27, 2021, a Meeting of Debenture Holders was held, which resolved to change the maturity of the First and Third Series from September 28, 2021 to October 13, 2021.

On October 11, 2021, a new Meeting of Debenture Holders resolved to change the maturity of the First and Third Series from October 13, 2021 to October 27, 2021.

On October 25, 2021, a Meeting of Debenture Holders resolved to change the maturity of the First, Second and Third Series from October 27, 2021 to October 27, 2024, with a new compensation of CDI + 4.50 % p.a., totaling R$591,666.

On October 26, 2021, 4,250 debentures were repurchased, totaling R$28,333.

16.1.1.2. 8th issuance

On October 25, 2021, the 8th issue of debentures was carried out, fully used to refinance the short-term debt of facility lines for import financing and working capital, totaling R$620,217 and compensation of CDI + 4.50% p.a. The debentures will mature on October 27, 2024 and payments of principal and interest will be monthly, after a grace period of 1 (one) year for the principal and 6 (six) months for the interests.

Schedule of debenture issuance

Date -	R$ thousand		Interest	Date -
Operation	Principal	Costs	rate (p.a.)	maturity
October 25, 2021	610,217	35,645	CDI + 4.50%	October 27, 2024

16.1.2.	Working capital – Lines of credit

In October 2021, the Company, through its subsidiary GLA, raised funds in this modality, to preserve and manage the company's working capital. Information on such financing is presented below:

Schedule of working capital lines of credit

Date -	R$ thousand	Interest	Date -
Operation	Principal	rate (p.a.)	maturity
October 15, 2021	40,000	CDI + 6.80%	April 13, 2022

During the year ended December 31, 2021, the Company, through its subsidiary GLA, renegotiated the maturities of this type of agreement, preserving the operational guarantees. The main changes made by these renegotiations were the maturity date and interest rate, disclosed next to the movement table.

16.1.3.	Import financing

In the fiscal year ended December 31, 2021, the Company, through its subsidiary GLA, renegotiated the postponement of maturities of this type of agreement, with changes in the interest rate, disclosed in the table above, and keeping the operational guarantees. These operations are intended to finance engine maintenance, import financing to purchase spare parts and aircraft equipment.

16.1.4.	Spare engine facility

During the year ended December 31, 2021, the Company, through its subsidiary GLA, renegotiated changes in the payment flows of this type of agreement, without additional charges.

16.1.5.	Senior secured notes 2026

In May and September 2021, the Company raised Senior Secured Notes, as part of an additional issuance and consolidated of the Senior Secured Notes issued in December 2020, bearing interest of 8.00% p.a. and maturity in June 2026.

Date -	Principal		Costs and premiums		Interest	Date -
operation	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	rate (p.a.)	maturity
May 11, 2021	300,000	1,569,660	11,997	62,784	8.00%	June 30, 2026
September 28, 2021	150,000	815,910	10,210	55,140	8.00%	June 30, 2026

16.1.6.	Loan facility

In the year ended December 31, 2021, the Company, through its subsidiary GLA, renegotiated changes in the payment flows of this type of agreement, with an additional cost for deferred installments of 5.90% p.a.

16.2.	Loans and financing – Non-current

On December 31, 2021, the maturities of loans and financing recorded in non-current liabilities were as follows:

	2023	2024	2025	2026	2026 onwards	Without maturity date	Total
In domestic currency
Debentures	575,591	479,658	-	-	-	-	1,055,249
Working capital – Lines of credit	4,752	2,500	2,505	-	-	-	9,757
In foreign currency
ESN 2024	-	1,947,463	-	-	-	-	1,947,463
Spare engine facility	24,595	100,511	-	-	-	-	125,106
Senior notes 2025	-	-	3,598,981	-	-	-	3,598,981
Senior secured notes 2026	-	-	-	3,451,977	-	-	3,451,977
Loan facility	34,312	35,476	36,727	78,469	33,056	-	218,040
Perpetual notes	-	-	-	-	-	858,843	858,843
Total	639,250	2,565,608	3,638,213	3,530,446	33,056	858,843	11,265,416

16.3.	Fair value

	Book value (*)	Fair value
Debentures	1,164,768	1,201,883
ESN 2024	1,988,227	2,063,123
Senior notes 2025	3,704,778	3,317,285
Senior secured notes 2026	3,451,977	3,435,149
Perpetual notes	876,586	706,803
Other loans	713,694	713,694
Total	11,900,030	11,437,937
(*)	Net total of funding costs.

16.4.	Covenants

The Company has covenants in the Debentures and Senior secured notes 2026.

After the renegotiation of the debentures, the mandatory measurement of the indicators provided for in the deeds of the 7th and 8th issuance will be as of December 2022.

Within the scope of the Senior secured notes 2026, the Company complies with guarantee conditions linked to inventory parts and intellectual property. On December 31, 2021, the Company had GLA’s parts and equipment guaranteed linked to this agreement meeting the contractual conditions.